UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 14, 2015 to November 13, 2015

Commission File Number of Issuing entity: 333-177354-04

UBS-Barclays Commercial Mortgage Trust 2012-C4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177354

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

UBS Real Estate Securities Inc. Barclays Bank PLC Natixis Real Estate Capital LLC General Electric Capital Corporation RAIT Partnership, L.P. Redwood Commercial Mortgage Corporation
(Exact name of sponsors as specified in their charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-1661720 / 46-1677972
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7490
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☑	Not Applicable
Class A-2	☐	☐	☑	Not Applicable
Class A-3	☐	☐	☑	Not Applicable
Class A-4	☐	☐	☑	Not Applicable
Class A-5	☐	☐	☑	Not Applicable
Class A-AB	☐	☐	☑	Not Applicable

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On November 13, 2015 a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C4. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b) Exhibit 99.1 for the related information.

No assets securitized by UBS Commercial Mortgage Securitization Corp. (the 'Depositor') and held by UBS-Barclays Commercial Mortgage Trust 2012-C4 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 14, 2015 to November 13, 2015.

The depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2015. The CIK number of the depositor is 0001532799.

UBS Real Estate Securities Inc., one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 06, 2015. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

Barclays Bank PLC,one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 16, 2015. The CIK number of Barclays Bank PLC is 0000312070.

Natixis Real Estate Capital LLC, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2015. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

General Electric Capital Corporation, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 12, 2015. The CIK number of General Electric Capital Corporation is 0000040554.

RAIT Partnership L.P., one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2015. The CIK number of RAIT Partnership is 0001175134.

Redwood Commercial Mortgage Corporation, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 04, 2015. The CIK number of Redwood Commercial Mortgage Corporation is 0001567746.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.
None

Item 3. Sales of Securities and Use of Proceeds.
None

Item 4. Defaults Upon Senior Securities.
None

Item 5. Submission of Matters to a Vote of Security Holders.
None

Item 6. Significant Obligors of Pool Assets.
None

Item 7. Significant Enhancement Provider Information.
Not Applicable

Item 8. Other Information.
None

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C4, relating to the November 13, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: November 18, 2015	By: /s/ David Schell
Name: David Schell
Title: Executive Director

By: /s/ Alfred Fernandez
Name: Alfred Fernandez
Title: Executive Director

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C4, relating to the November 13, 2015 distribution.